Convertible debenture	12 Months Ended
Dec. 31, 2021
Disclosure Of Convertible Debenture [Abstract]
Convertible debenture [Text Block]

12 Convertible debenture

January 2017 Convertible Debt

On January 13, 2017, the Company issued convertible debentures in the aggregate amount of $125,000. The debenture has a maturity term of 3 years from the date of issuance and bears interest at a rate of 8% per annum compounded semi-annually. The debenture holder can convert the outstanding principal amount into units of the Company at a price of $1.00 per unit. Each unit shall be comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to January 13, 2020.

The Company negotiated with holders of convertible debentures issued in January 2017 an extension of the maturity date of the debentures from January 13, 2020 to July 13, 2020. The expiry date of any warrants acquired by a holder upon conversion of the debenture will be extended from January 13, 2020 to January 13, 2022. The amended terms provide that the debentures may be converted into units of the

Company at a conversion price of $1.00 per unit until July 13, 2020, each unit comprised of one common share and one half of one share purchase warrant. Each whole warrant will be exercisable into one common share at a price of $1.50 per share until January 13, 2022. All other terms of the convertible debentures remain unchanged.

On June 11, 2020, principal amount of $50,000 of convertible debentures issued on January 13, 2017 converted into 50,000 shares at a price of $1.00 per unit. Each unit comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to January 13, 2022.

On July 13, 2020, principal amount of $75,000 of convertible debentures issued on January 13, 2017 were converted into 75,000 shares at a price of $1.00 per unit. Each unit comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to January 13, 2022.

Based on the discount factor of 13.5% over the Debenture's term of three years, the equity portion was valued at $16,595. Accretion for the debenture for the year ended December 31, 2021 was $nil (2020 - $6,300). Interest for the debenture for the year ended December 31, 2021 was $nil (December 31, 2020 - $9,371).

As at December 31, 2021, total interest accrued was $15,340 (December 31, 2020 - $15,340) and was included in account payables and accrued liabilities.

	December 31, 2021	December 31, 2020
Opening balance	$-	$118,700
Accretion	-	6,300
Converted	-	(125,000)
Ending balance	$-	$-

December 2018 Convertible Debt

During the year ended December 31, 2018, the Company agreed to convert $322,534 of loans outstanding from a director into a convertible debenture which grants to the lender certain rights to convert the loan and interest into units of the Company at the conversion price of $1.25 per unit. Each unit is comprised of one share and one half of one share purchase warrant. One whole warrant entitles the holder to purchase one additional share of the Company at a price of $1.50 on or prior to August 21, 2021.

On June 12, 2019, $156,250 of the $322,534 convertible debentures issued on June 15, 2018 was converted into 125,000 shares of the Company at a deemed price of $1.25 per share. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

On April 9, 2020, $36,268 interest of the $322,534 convertible debentures issued on June 15, 2018 was converted into 51,811 shares of the Company at fair value of $0.70 per share. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

On June 8, 2021, $17,883 interest of the $322,534 convertible debentures issued on June 15, 2018 was converted into 11,922 shares of the Company at fair value of $1.48 per share.

On July 12, 2021, $1,567 accrued interest of the $322,534 convertible debentures issued on June 15, 2018 was converted into 1,080 units of the Company at a fair value of $1.45 per unit. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

On July 12, 2021, principal amount of $166,284 convertible debentures of the $322,534 convertible debentures issued on June 15, 2018 was converted into 133,027 units of the Company at a fair value of $1.25 per unit. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

Based on the discount factor of 13.5% over the Debenture's term of three years, the equity portion was valued at $42,818. Accretion for the debenture for the year ended December 31, 2021 was $9,999 (2020 - $10,659). Interest for the debenture for the year ended December 31, 2021 was $6,493 (2020 - $16,034).

As at December 31, 2021, total interest accrued was $nil (December 31, 2020 - $12,719) and was included in account payables and accrued liabilities.

	December 31, 2021	December 31, 2020
Opening balance	$171,146	$160,487
Accretion	9,999	10,659
Converted	(166,284)	-
Recovery	(14,861)	-
Ending balance	$-	$171,146